Tangible fixed assets - Impairment (Details) - GasLog Sydney - USD ($) $ in Thousands		12 Months Ended
	Mar. 30, 2023	Dec. 31, 2023
Tangible fixed assets
Carrying amount reclassified as "Vessel held for sale"	$ 150,342
Impairment loss from remeasurement at lower of carrying amount and fair value less costs to sell	$ 142
Gains (losses) arising from sale and leaseback transactions		$ (1,033)